Equity Method Investments (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2007	Jun. 30, 2010	May 31, 2010	Feb. 29, 2012	Feb. 28, 2014	Mar. 31, 2012
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment			$ 1,588
Impairment loss on equity method investments			4,487
Nanjing Qingda Yongxin Culture Media Co, Ltd
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment				103
Equity interest in joint venture				40.00%
Guangzhou Rujia Network Technology Co, Ltd
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment					2,500
Equity interest in joint venture					34.45%
3DiJoy Corp
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment						6,000
Equity interest in joint venture						24.00%
Impairment loss on equity method investments			4,487
Beijing Shibo Movie Technology Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment			794				794
Equity interest in joint venture			50.00%				50.00%
Xinghe Union
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment			794						794
Equity interest in joint venture			50.00%						50.00%
Gain on disposal of business								165	165
Jiangsu Qingda Technology Co, Ltd | Nanjing Qingda Yongxin Culture Media Co, Ltd
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment				$ 155
Equity interest in joint venture				60.00%